Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents	€ 5,239	€ 7,681
Restricted cash	2,925
Total cash and cash equivalents	€ 8,164	€ 7,681